UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513

13F File Number: 28-XXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006

Signature, Place and Date of Signing:


/s/ Anthony B. Bosco           Cary, North Carolina              March 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $209,862
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
--------------------                        ----
28-XXXX                                     Akela Capital Master Fund, Ltd.

                           FORM 13F INFORMATION TABLE
                                December 31, 2003


            COL 1                   COL 2           COL 3       COL 4                  COL 5            COL 6     COL 7      COL 8

                                                                Value      Shrs or      SH/    Put/  Investment   Other      Voting
       Name of Issuer          Title of Class       Cusip     (X$1000)     Prn Amt      PRN    Call  Discretion  Managers  Authority
AMERADA HESS CORP              PFD CV ACES 7%      23551401      4,929        90,000    SH              SOLE            1    SOLE
ARCH COAL INC                  PFD CV 5% PERP      39380209     22,129       265,900    SH              SOLE            1    SOLE
BRISTOL MYERS SQUIBB CO        DBCV 9/1           110122AM0     12,391    12,000,000    PRN             SOLE            1    SOLE
CARNIVAL CORP                  PAIRED CTF         143658300      1,192        30,000    SH              SOLE            1    SOLE
COMCAST HOLDINGS CORP          ZONES CV2% PCS     200300507     10,225       300,000    SH              SOLE            1    SOLE
E TRADE FINANCIAL CORP         NOTE 6.750% 5/1    269246AD6     11,569     9,500,000    PRN             SOLE            1    SOLE
FORD MTR CO CAP TR II          PFD TR CV6.5%      345395206     27,944       500,000    SH              SOLE            1    SOLE
GENERAL MTRS CORP              DEB SR CV C 33     370442717     38,699     1,200,000    SH              SOLE            1    SOLE
HCC INS HLDGS INC              NOTE 2.000% 9/0    404132AA0      8,933     8,000,000    PRN             SOLE            1    SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1    549463AG2     22,855    20,000,000    PRN             SOLE            1    SOLE
MASSEY ENERGY CO               NOTE 4.750% 5/1    576203AB9      4,698     3,500,000    PRN             SOLE            1    SOLE
MEDTRONIC INC                  DBCV 1.250% 9/1    585055AB2      8,210     8,000,000    PRN             SOLE            1    SOLE
NCO GROUP INC                  NOTE 4.750% 4/1    628858AB8      5,698     5,600,000    PRN             SOLE            1    SOLE
NEW CENTURY FINANCIAL CORP     NOTE 3.500% 7/0    64352DAB7      3,979     3,000,000    PRN             SOLE            1    SOLE
NORTEL NETWORKS CORP NEW       COM                656568102      1,258      297,500     SH              SOLE            1    SOLE
PRG-SCHULTZ INTERNATIONAL IN   NOTE 4.750% 11/2   69357CAA5      6,646     7,000,000    PRN             SOLE            1    SOLE
PROVIDIAN FINL CORP            NOTE 2/1           74406AAB8      4,156     8,750,000    PRN             SOLE            1    SOLE
SELECTIVE INS GROUP INC        NOTE 1.616% 9/2    816300AB3      2,389     5,000,000    PRN             SOLE            1    SOLE
SILICON VY BANCSHARES          NOTE 6/1           827064AC0      2,386     2,000,000    PRN             SOLE            1    SOLE
TYCO INTL GROUP S A            DBCV 2.750% 1/1    902118BF4      9,576     7,500,000    PRN             SOLE            1    SOLE
                                                    Total:    209,862

03603.0001 #471158